SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable
Allowance for doubtful accounts	0	$ 0
Furniture, fixtures and office equipment
Property and equipment, net
Useful lives	5 years
Software and IT equipment
Property and equipment, net
Useful lives	3 years